Finance Expense - Summary of Finance Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Expense [Abstract]
Interest on debts and borrowings	€ 6,105	€ 3,734	€ 3,363
Financial discounts and other expenses	539	138	102
Interest on lease liabilities	759	581	573
Financial component IAS 19	270	268	118
Foreign currency exchange losses	8,831	23,408	19,136
Derivatives fair value loss	6,191	3,086	5,966
Other fair value adjustments	485	202	582
Total finance expense	€ 23,180	€ 31,417	€ 29,840